Share-Based Compensation - Summary (Details) - shares	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
2015 Plan and the 2018 Plan | Stock Options
Share-Based Compensation
Required Service period (in years)			4 years
Annual vesting percentage			25.00%
Restricted period of holding after exercise (in years)			3 years
Additional implicit service period (in years)			3 years
Vesting period (in years)			7 years
2015 Plan | Stock Options
Share-Based Compensation
Number of shares authorized			581,972,860
Term of the options (in years)			10 years	10 years
2018 Plan | RSU
Share-Based Compensation
Number of shares authorized		363,130,400
Term of the options (in years)			4 years
Percentage of annual increase on shares issued	3.00%	1.00%
Annual vesting percentage			25.00%
Vesting percentage on 2nd anniversary of the grant date			50.00%
Vesting percentage on 3rd and 4th anniversary of the grant date			25.00%